Other assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 29, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 663,644		$ 486,223
Azul Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 160,000	$ 156,000